Note 22 - Subordinated liabilities at amortized cost - Memorandum (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at amortized cost Abstract
Subordinated deposits		€ 12,000,000	€ 384,000,000	€ 411,000,000
Subordinated securities		16,476,000,000	17,635,000,000	17,635,000,000
Preferred securities		194,000,000	159,000,000	181,000,000
Convertible compound financial instruments		6,133,000,000	6,782,000,000	6,363,000,000
Other non convertible subordinated financing	[1]	10,149,000,000	10,693,000,000	11,092,000,000
Total		€ 16,488,000,000	€ 18,018,000,000	€ 18,047,000,000

[1]

(*) Subordinated issues of BBVA Paraguay as of December 31, 2020 and 2019 are recorded in the consolidated balance sheet under the heading “Liabilities included in disposal groups classified as held for sale" amounting to €37 and €40 million, respectively. The subordinated issues of BBVA USA as of December 31, 2020 are recognized in the consolidated balance sheet under the heading “Liabilities included in disposal groups classified as held for sa le" amounting to €735 million (see Note 21).